Leases - Supplemental information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
Lease right-of-use assets, net	¥ 82,430	$ 11,787	¥ 24,110
Lease liabilities - current portion	28,588	4,088	11,447
Lease liabilities - non-current portion	55,671	$ 7,961	7,050
Total lease liability balance	¥ 84,259		¥ 18,497
Weighted average remaining lease term	3 years 10 months 20 days	3 years 10 months 20 days	1 year 18 days
Weighted average annual discount rate	4.75%	4.75%	4.75%